Segment Information (Schedule Of Revenues And Long-Lived Assets By Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Revenues and Long-Lived Assets by Geographic Area
Revenues from external customers	$ 380.9	$ 385.2	$ 401.0	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Long-lived assets		256.0				272.7				256.0	272.7	237.4
United States [Member]
Schedule of Revenues and Long-Lived Assets by Geographic Area
Revenues from external customers										857.8	672.5	649.1
Long-lived assets		161.6				157.1				161.6	157.1	149.1
Australia [Member]
Schedule of Revenues and Long-Lived Assets by Geographic Area
Revenues from external customers										349.4	276.9	239.4
Long-lived assets		58.7				79.8				58.7	79.8	73.4
Europe [Member]
Schedule of Revenues and Long-Lived Assets by Geographic Area
Revenues from external customers										248.0	194.0	144.1
Long-lived assets		35.7				35.8				35.7	35.8	14.9
Other Countries [Member]
Schedule of Revenues and Long-Lived Assets by Geographic Area
Revenues from external customers										83.7	102.1	91.8
Long-lived assets		$ 0				$ 0				$ 0	$ 0	$ 0